Share capital, Restricted Stock Units (Q3) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 26, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2024
Restricted Stock Units [Abstract]
Intrinsic value of options outstanding		$ 0	$ 0
Intrinsic value of options exercisable		$ 0	$ 0
Number of RSUs [Abstract]
Outstanding (in shares)			1,214,841	1,036,892	1,036,892
Granted (in shares)	305,867		305,867	0	177,949
Forfeited (in shares)			(37,541)
Outstanding (in shares)		1,483,167	1,483,167		1,214,841
Number of RSUs vested (in shares)		1,009,027			259,988
Share-based payments			$ 431,722	$ 476,709
November 30, 2021 [Member]
Number of RSUs [Abstract]
Outstanding (in shares)		9,176	9,176
Number of RSUs vested (in shares)		9,176
December 24, 2021 [Member]
Number of RSUs [Abstract]
Outstanding (in shares)		382,335	382,335
Number of RSUs vested (in shares)		267,634
March 1, 2022 [Member]
Number of RSUs [Abstract]
Outstanding (in shares)		10,094	10,094
Number of RSUs vested (in shares)		10,094
March 14, 2022 [Member]
Number of RSUs [Abstract]
Outstanding (in shares)		627,029	627,029
Number of RSUs vested (in shares)		452,684
July 30, 2024 [Member]
Number of RSUs [Abstract]
Outstanding (in shares)		148,666	148,666
Number of RSUs vested (in shares)		55,332
March 26, 2025 [Member]
Number of RSUs [Abstract]
Outstanding (in shares)		305,867	305,867
Number of RSUs vested (in shares)		214,107
Tranche One [Member]
Number of RSUs [Abstract]
Vesting percentage	70.00%
Tranche Two [Member]
Number of RSUs [Abstract]
Vesting percentage	15.00%